SHORT TERM INVESTMENT	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
SHORT TERM INVESTMENT
4. SHORT TERM INVESTMENT

	As of December 31,
	2019	2020
	RMB	RMB
Time deposits	593,954	134,146
Wealth management products	180,782	—

	774,736	134,146

The Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2018, 2019 and 2020, the weighted average return of the wealth management products were 4.1%, 3.4% and 3.4%, respectively.